UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21539
                                                -------------

          First Trust/Four Corners Senior Floating Rate Income Fund II
          ------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:  February 28, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - 159.2%
                   AEROSPACE & DEFENSE - 7.1%
 $      497,500    BE Aerospace, Inc., Term
                     Loan, Tranche B                  Ba1        BBB-          5.75%           07/28/14         $   467,028
      1,582,109    DAE Aviation Holdings,
                     Inc., Term Loan B1                B3         B+        4.23%-4.92%        07/31/14             759,412
      1,559,635    DAE Aviation Holdings,
                     Inc., Term Loan B2                B3         B+        4.66%-4.92%        07/31/14             748,625
      1,464,118    GenCorp, Inc., Synthetic
                     Letter of Credit                 Ba3         BB           2.73%           04/30/13             980,959
        805,644    GenCorp, Inc., Term Loan           Ba3         BB           3.51%           04/30/13             539,782
      1,550,628    Hexcel Corporation, Term
                     Loan B                           Ba1        BB+        3.31%-4.31%        03/01/12           1,349,046
        821,887    ILC Industries, Inc., Term
                     Loan, First Lien                NR(e)      NR(e)          2.48%           02/24/12             678,057
      1,975,000    L-1 Identity Solutions
                     Operating Company, Term Loan     Ba3        BB+           6.75%           08/05/13           1,812,063
      3,906,594    Robertson Aviation, LLC,
                     Term Loan                       NR(e)      NR(e)       3.20%-3.23%        04/19/13           2,343,956
        987,469    Safenet, Inc., Term Loan,
                     First Lien                        WR         B+        3.40%-3.66%        04/12/14             535,702
      2,815,460    Spirit Aerosystems, Inc.,
                     Term Loan B                      Ba3        BBB-          2.91%           09/30/13           2,519,837
      2,066,667    Vought Aircraft Industries,
                     Inc., Synthetic Letter of
                     Credit, Tranche B                Ba3         B-           2.94%           12/22/10           1,529,333
      2,518,805    Vought Aircraft Industries,
                     Inc., Term Loan B                Ba3         B-           2.98%           12/22/11           2,031,837
      1,000,000    Wesco Aircraft Hardware
                     Corp., Term Loan, First Lien      B1        BB-           2.73%           09/29/13             825,000
                                                                                                            ----------------
                                                                                                                 17,120,637
                                                                                                            ----------------
                   AGRICULTURAL PRODUCTS - 1.7%
        504,241    Dole Food Company, Inc.,
                     Prefunded Letter of Credit       Ba3         B+           3.16%           04/12/13             451,997
        891,433    Dole Food Company, Inc.,
                     Term Loan B                      Ba3         B+        2.50%-4.25%        04/12/13             799,071
      3,321,222    Dole Food Company, Inc.,
                     Term Loan C                      Ba3         B+        2.56%-4.25%        04/12/13           2,977,107
                                                                                                            ----------------
                                                                                                                  4,228,175
                                                                                                            ----------------
                   AIRLINES - 0.2%
        495,000    Delta Air Lines, Inc. Synthetic
                     Revolving Credit Facility        Ba2        BB-        2.44%-2.45%        04/30/12             376,200
                                                                                                            ----------------

                   ALUMINUM - 1.6%
      4,424,811    Novelis Corp., Term Loan           Ba3         BB           3.46%           07/06/14           2,623,913
      2,011,278    Novelis, Inc., Term Loan           Ba3         BB           3.46%           07/06/14           1,192,688
                                                                                                            ----------------
                                                                                                                  3,816,601
                                                                                                            ----------------
                   APPAREL RETAIL - 0.5%
      1,216,072    Hanesbrands, Inc., Term
                     Loan B, First Lien               Ba2        BB+        2.91%-4.00%        09/05/13           1,138,927
                                                                                                            ----------------
                   APPLICATION SOFTWARE - 0.7%
      2,815,385    Verint Systems, Inc., Term
                     Loan, First Lien                  NR         B+           3.71%           05/25/14           1,675,154
                                                                                                            ----------------
                   ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
      1,387,574    Grosvenor Capital Management
                     Holdings, LLP, Term Loan        NR(e)      NR(e)       2.44%-4.21%        12/05/13             770,104
      3,883,461    LPL Holdings, Inc., Term Loan D    Ba3         B+        2.23%-3.21%        06/30/14           3,145,603
      2,977,500    Nuveen Investments, Inc.,
                     Term Loan                         B1         B+        3.48%-4.47%        11/13/14           1,403,680
        451,454    Oxford US Acquisition, LLC,
                     Term Loan, Tranche B2            Ba3         WR           2.88%           05/12/14             192,620
                                                                                                            ----------------
                                                                                                                  5,512,007
                                                                                                            ----------------
                   AUTO PARTS & EQUIPMENT - 0.2%
      1,003,829    TRW Automotive, Inc., Term
                     Loan B                           Ba1         BB        2.00%-4.63%        05/09/14             578,875
                                                                                                            ----------------
                   AUTOMOBILE MANUFACTURERS - 1.5%
      2,878,486    Ford Motor Company, Term
                     Loan, First Lien                  B2        CCC+          5.00%           12/15/13             919,915
      7,866,939    General Motors Corp., Term
                     Loan, First Lien                  B3        CCC           4.15%           11/29/13           2,818,048
                                                                                                            ----------------
                                                                                                                  3,737,963
                                                                                                            ----------------
                   AUTOMOTIVE RETAIL - 0.8%
      2,835,656    KAR Holdings, Inc., Term
                     Loan B                           Ba3         B+        2.73%-3.71%        10/18/13           1,907,767
                                                                                                            ----------------
                   BROADCASTING - 6.3%
      6,400,000    Citadel Broadcasting Corporation,
                     Term Loan, First Lien            Caa2        B+        2.19%-2.23%        06/12/14           2,432,000
        883,271    Cumulus Media, Inc., Term
                     Loan, First Lien                  B3         B            2.20%           06/07/14             355,516
      5,191,651    Gray Television, Inc., Term
                     Loan B                            B3         B         1.95%-2.93%        12/31/14           2,606,209
      4,376,250    LBI Media, Inc., Term Loan B       Ba2         B+           1.98%           03/31/12           3,063,375


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   BROADCASTING - (CONTINUED)
 $    1,500,000    Paxson Communications
                     Corp., Term Loan, First Lien      B2        CCC           4.34%           01/15/12         $   300,000
      3,500,000    Raycom Media, Inc., Term
                     Loan, Tranche B                   NR         NR           2.00%           06/25/14           2,450,000
      2,468,750    Sirius Satellite Radio,
                     Inc., Term Loan, First Lien      Caa1        B-           2.75%           12/20/12           1,851,563
      1,155,750    Univision Communications,
                     Inc., Term Loan, Second Lien     Caa2       CCC           2.98%           03/29/09           1,024,765
      1,984,576    Young Broadcasting, Inc.,
                     Term Loan (h)                     WR         D         4.00%-4.75%        11/03/12             741,239
        984,810    Young Broadcasting, Inc.,
                     Incremental Term Loan (h)         WR         D         4.00%-4.75%        11/03/12             367,827
                                                                                                            ----------------
                                                                                                                 15,192,494
                                                                                                            ----------------
                   BUILDING PRODUCTS - 0.0%
      1,000,000    South Edge, LLC, Term Loan C (i)    NR         NR           7.50%           10/31/09             133,333
                                                                                                            ----------------
                   CABLE AND SATELLITE - 5.5%
      5,342,771    Charter Communications
                     Operating, LLC, Term Loan (j)     B1         C         3.18%-3.36%        03/06/14           4,240,824
      3,730,677    CSC Holdings, Inc.,
                     Incremental Term Loan            Ba1        BBB-       2.21%-2.69%        03/29/13           3,385,589
        495,006    DIRECTV Holdings, LLC, Term
                     Loan, Tranche C                  Baa3       BBB-          5.25%           04/13/13             478,123
      6,000,000    UPC Distribution Holding
                     B.V., Term Loan N                Ba3         B+           2.16%           12/31/14           5,085,000
                                                                                                            ----------------
                                                                                                                 13,189,536
                                                                                                            ----------------
                   CASINOS & GAMING - 10.2%
        897,637    Cannery Casino Resorts,
                      LLC, Delayed Draw Term Loan      B1         BB        2.66%-2.73%        05/18/13             825,827
      1,085,827    Cannery Casino Resorts,
                     LLC, Term Loan, First Lien        B1         BB           2.72%           05/18/13             998,961
      3,156,716    CCM Merger, Inc., Term Loan B       B3         B+        6.75%-8.50%        04/25/12           1,783,544
        229,108    Fontainebleau Resorts Las
                     Vegas, LLC, Delayed Draw Term
                     Loan, First Lien                  B3        CCC         2.00% (f)         06/06/14              55,129
      2,270,892    Fontainebleau Resorts Las Vegas,
                     LLC, Term Loan, First Lien        B3        CCC           5.44%           06/06/14             546,433
      1,989,818    Golden Nugget, Inc.,
                     Delayed Draw Term Loan            B3         B-     2.00% (f) - 2.48%     06/30/14             756,131
      3,482,182    Golden Nugget, Inc., Term
                     Loan, First Lien                  B3         B-           2.48%           06/14/14           1,323,229
      1,470,000    Great Canadian Gaming
                     Corp., Term Loan, First Lien     Ba2        BBB-          2.73%           02/14/14           1,249,500
        946,136    Green Valley Ranch Gaming,
                     LLC, Term Loan, First Lien        B3         B         2.45%-4.00%        02/16/14             379,401
        174,706    Isle of Capri Casinos,
                     Inc., Delayed Draw Term Loan A    B1         B+           3.21%           11/30/13             113,668
        231,765    Isle of Capri Casinos, Inc.,
                     Delayed Draw Term Loan B          B1         B+           3.21%           11/30/13             150,792
        579,412    Isle of Capri Casinos,
                     Inc., Term Loan, First Lien       B1         B+           3.21%           11/30/13             376,980
      1,275,880    Las Vegas Sands, LLC,
                     Delayed Draw Term Loan 1          B2         B+           2.16%           05/23/14             562,982
      3,557,284    Las Vegas Sands, LLC, Term
                     Loan, Tranche B, First Lien       B2         B+           2.16%           05/23/14           1,569,652
      2,454,030    Penn National Gaming, Inc.,
                     Term Loan B                      Ba2        BB+        2.23%-2.99%        10/03/12           2,210,467
        815,062    Seminole Tribe of Florida,
                     Delayed Draw Term Loan B1        Baa3       BBB           3.00%           03/05/14             730,838
      2,935,182    Seminole Tribe of Florida,
                     Delayed Draw Term Loan B2        Baa3       BBB           3.00%           03/05/14           2,631,881
      2,607,287    Seminole Tribe of Florida,
                     Delayed Draw Term Loan B3        Baa3       BBB           3.00%           03/05/14           2,337,869
      6,000,000    VML US Finance, LLC, Term Loan      B2         B            2.73%           05/25/13           3,452,730
      2,142,857    WIMAR LANDCO, LLC, Term Loan (h)    WR         WR           4.50%           07/03/08             750,000
      8,526,799    WIMAR OPCO, LLC, Term Loan (h)      WR         WR           6.50%           01/03/12           1,851,535
                                                                                                            ----------------
                                                                                                                 24,657,549
                                                                                                            ----------------
                   COMMODITY CHEMICALS - 0.5%
      1,436,329    Ineos Group Limited, Term
                     Loan B2                          Caa1       CCC+          8.20%           12/14/13             560,168
      1,436,328    Ineos Group Limited, Term
                     Loan C2                          Caa1       CCC+          8.70%           12/14/14             560,168
                                                                                                            ----------------
                                                                                                                  1,120,336
                                                                                                            ----------------
                   COMPUTER HARDWARE - 1.1%
      5,521,379    Activant Solutions
                     Holdings, Inc., Term Loan         B1         B+           3.44%           05/02/13           2,595,048
                                                                                                            ----------------
                   DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
      6,895,000    Clarke American Corp., Term
                     Loan B                            B1        BB-        2.98%-3.96%        06/30/14           4,061,155
                                                                                                            ----------------
                   DIVERSIFIED CHEMICALS - 4.3%
      1,080,000    Brenntag Holding GmbH & Company
                     KG, Acquisition Term Loan         B1         B+        2.47%-3.50%        01/17/14             853,200
      3,000,000    Brenntag Holding GmbH & Company
                     KG, Term Loan, Second Lien       Caa1       CCC+          5.50%           06/18/15           1,800,000


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 2


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   DIVERSIFIED CHEMICALS - (CONTINUED)
    $ 4,420,000    Brenntag Holding GmbH &
                     Company KG, Term Loan B2          B1         B+        2.47%-3.50%        01/17/14         $ 3,491,800
      4,222,102    Huntsman International,
                     LLC, Term Loan                   Ba1        BB+           2.23%           04/19/14           2,913,250
        268,821    LyondellBasell Industries
                     AF S.C.A., DIP Term Loan
                     (g) (h)                          Caa2        C       1.50% (f)-13.00%     12/15/09             262,725
         16,552    LyondellBasell Industries
                     AF S.C.A., Dutch Revolving
                     Credit Facility (h)              Caa2        C            5.75%           12/20/13               3,104
         39,432    LyondellBasell Industries
                     AF S.C.A., Dutch Term Loan
                     A (h)                            Caa2        C            4.96%           12/20/13               6,901
         47,520    LyondellBasell Industries
                     AF S.C.A., German Term Loan
                     B1 (h)                           Caa2        C            5.16%           12/20/14               8,672
         47,520    LyondellBasell Industries
                     AF S.C.A., German Term Loan
                     B2 (h)                           Caa2        C            5.16%           12/20/14               8,672
         47,520    LyondellBasell Industries
                     AF S.C.A., German Term Loan
                     B3 (h)                           Caa2        C            5.16%           12/20/14               8,672
        206,201    LyondellBasell Industries
                     AF S.C.A., Term Loan B1 (h)      Caa2        C            7.00%           12/20/14              80,762
        206,201    LyondellBasell Industries
                     AF S.C.A., Term Loan B2 (h)      Caa2        C            7.00%           12/20/14              59,798
        206,201    LyondellBasell Industries
                     AF S.C.A., Term Loan B3 (h)      Caa2        C            7.00%           12/20/14              76,295
         62,071    LyondellBasell Industries
                     AF S.C.A., U.S. Primary
                     Revolving Credit Facility (h)    Caa2        C            5.75%           12/20/13              18,311
        118,262    LyondellBasell Industries
                     AF S.C.A., U.S. Term Loan A (h)  Caa2        C            5.75%           12/20/13              53,809
        989,691    Rockwood Specialties Group,
                     Inc., Term Loan E                Ba2        BB+           1.98%           07/30/12             869,278
                                                                                                            ----------------
                                                                                                                 10,515,249
                                                                                                            ----------------
                   DIVERSIFIED METALS & MINING - 1.0%
      2,797,500    Alpha Natural Resources,
                     LLC, Term Loan B                 Ba3        BB+           3.00%           10/26/12           2,538,731
                                                                                                            ----------------
                   DIVERSIFIED SUPPORT SERVICES - 1.0%
      3,194,154    RSC Equipment Rental, Term
                     Loan, First Lien                 Ba2         BB           2.23%           11/30/12           2,507,411
                                                                                                            ----------------
                   EDUCATION SERVICES - 1.0%
      1,911,818    Education Management, LLC,
                     Term Loan C                       B2         B+           3.25%           06/01/13           1,624,449
      1,051,666    PRO-QUEST-CSA, LLC, Term
                     Loan, First Lien                 Ba3        BB-           2.98%           02/09/14             870,254
                                                                                                            ----------------
                                                                                                                  2,494,703
                                                                                                            ----------------
                   ELECTRIC UTILITIES - 8.9%
        963,629    Astoria Generating Company
                     Acquisitions, LLC,  Term Loan B   B1        BB-        2.20%-2.23%        02/23/12             867,266
      3,389,170    Calpine Corporation, First
                     Priority Term Loan                B2         B+           4.34%           03/29/14           2,458,358
      2,305,928    Covanta Energy Corporation,
                     Synthetic Letter of Credit       Ba2         BB           2.93%           02/09/14           2,072,453
      4,601,950    Covanta Energy Corporation,
                     Term Loan B                      Ba2         BB        2.00%-3.75%        02/09/14           4,136,002
      2,579,896    Mirant North America, LLC,
                     Term Loan                        Ba2         BB           2.23%           01/03/13           2,352,006
      7,602,051    NRG Energy, Inc., Synthetic
                     Letter of Credit                 Ba1         BB           2.96%           02/01/13           6,980,584
      1,942,076    Riverside Energy Center,
                     LLC, Term Loan                   Ba3        BB-           5.42%           06/24/11           1,767,289
        169,917    Rocky Mountain Energy
                     Center, LLC, Synthetic
                     Letter of Credit                 Ba3        BB-           5.42%           06/24/11             154,624
        889,529    Rocky Mountain Energy
                     Center, LLC, Term Loan           Ba3        BB-           5.42%           06/24/11             809,471
                                                                                                            ----------------
                                                                                                                 21,598,053
                                                                                                            ----------------
                   ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
      1,571,246    Itron, Inc., Term Loan B           Ba3         B+           2.23%           04/18/14           1,382,697
                                                                                                            ----------------

                   ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
        220,126    EnergySolutions, LLC,
                     Synthetic Letter of Credit       Ba2       NR(e)          2.73%           06/07/13             191,509
      1,589,419    EnergySolutions, LLC, Term
                     Loan (Duratek)                   Ba2       NR(e)          4.15%           06/07/13           1,382,795
      3,312,842    EnergySolutions, LLC, Term
                     Loan (EnergySolutions)           Ba2       NR(e)          4.15%           06/07/13           2,882,173
                                                                                                            ----------------
                                                                                                                  4,456,477
                                                                                                            ----------------
                   FOOD DISTRIBUTORS - 2.7%
        847,826    B&G Foods, Inc., Term Loan C       Ba2        BB-           4.20%           02/23/13             763,043
        849,167    Birds Eye Foods, Inc., Term
                     Loan, First Lien                NR(e)      NR(e)          3.21%           03/22/13             774,865
      3,954,874    Dean Foods Company, Term Loan B     B1         BB        1.98%-2.96%        04/02/14           3,535,657
      1,500,000    New Uno Acquisition Corporation,
                     Term Loan,Tranche B             NR(e)      NR(e)          6.50%           10/06/14           1,480,001
                                                                                                            ----------------
                                                                                                                  6,553,566
                                                                                                            ----------------


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 3


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   FOOD RETAIL - 2.0%
 $    5,316,608    SUPERVALU, Inc., Term Loan B       Ba3        BB+           1.70%           06/02/12         $ 4,702,242
                                                                                                            ----------------
                   FOREST PRODUCTS - 3.2%
      5,883,967    Georgia-Pacific Corporation,
                     Term Loan B1                     Ba2        BB+        2.96%-4.19%        12/20/12           5,078,598
      3,007,982    Georgia-Pacific Corporation,
                     Term Loan B2                     Ba2        BB+        2.96%-4.19%        12/20/12           2,596,264
                                                                                                            ----------------
                                                                                                                  7,674,862
                                                                                                            ----------------
                   GAS UTILITIES - 0.4%
      1,000,000    Atlas Pipeline Partners,
                     L.P., Term Loan                  Ba2        BB-           3.23%           07/27/14             861,250
                                                                                                            ----------------
                   HEALTH CARE FACILITIES - 4.6%
        975,521    HCA, Inc., Term Loan A             Ba3         BB           2.96%           11/17/12             848,947
      3,577,572    Health Management Associates,
                     Inc., Term Loan B                 B1        BB-           3.21%           02/28/14           2,853,113
        511,777    Lifepoint Hospitals, Inc.,
                     Term Loan B                      Ba1         BB           2.89%           04/15/12             468,276
      4,797,255    Select Medical Corporation,
                     Term Loan B                      Ba2         B+        2.47%-4.25%        02/24/12           3,837,804
        271,667    Sun Healthcare Group, Inc.,
                     Synthetic Letter of Credit       Ba2         B+           3.46%           04/19/14             218,692
      2,488,021    Sun Healthcare Group, Inc.,
                     Term Loan, First Lien            Ba2         B+        2.45%-3.63%        04/19/14           2,002,857
        155,646    United Surgical Partners
                     International, Inc., Delayed
                     Draw Term Loan                   Ba3         B            2.47%           04/19/14             126,851
        824,032    United Surgical Partners
                     International, Inc., Term
                     Loan B                           Ba3         B         2.47%-3.16%        04/19/14             671,586
                                                                                                            ----------------
                                                                                                                 11,028,126
                                                                                                            ----------------
                   HEALTH CARE SERVICES - 10.3%
        290,150    CHS/Community Health Systems,
                     Inc., Delayed Draw Term Loan     Ba3         BB           2.73%           07/25/14             245,671
      5,668,119    CHS/Community Health Systems,
                     Inc., Term Loan                  Ba3         BB        2.73%-3.51%        07/25/14           4,799,225
      5,611,967    DaVita, Inc., Term Loan B-1        Ba1        BB+        1.91%-2.96%        10/05/12           5,159,505
      7,095,292    Fresenius Medical Care AG,
                     Term Loan B                      Baa3       BBB-       2.54%-2.95%        03/31/13           6,426,305
      1,960,000    Healthways, Inc., Term Loan B      Ba2         BB           2.96%           12/01/13           1,705,200
      1,458,750    Quintiles Transnational Corp.,
                     Term Loan B, First Lien           B1         BB           3.46%           03/31/13           1,285,523
      5,858,129    US Oncology Holdings, Inc.,
                     Term Loan B                      Ba2        BB-        4.56%-6.18%        08/20/11           5,360,187
                                                                                                            ----------------
                                                                                                                 24,981,616
                                                                                                            ----------------
                   HOMEBUILDING - 0.3%
        979,849    Mattamy Funding Partnership,
                     Term Loan                       NR(e)      NR(e)          3.56%           04/11/13             685,894
                                                                                                            ----------------
                   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
      4,424,265    Dynegy Holdings, Inc., Synthetic
                     Letter of Credit                 Ba1        BB-           1.98%           04/02/13           3,659,500
      3,441,288    Texas Competitive Electric Holdings
                     Company, LLC, Initial
                     Term Loan B-3                    Ba3         B+        3.95%-4.45%        10/10/14           2,146,503
                                                                                                            ----------------
                                                                                                                  5,806,003
                                                                                                            ----------------
                   INDUSTRIAL CONGLOMERATES - 0.2%
        557,937    Mueller Water Products,
                     Inc., Term Loan B                 B1        BB+        2.23%-3.21%        05/24/14             453,045
                                                                                                            ----------------
                   INDUSTRIAL MACHINERY - 0.4%
      1,477,500    Edwards (Cayman Islands II)
                     Ltd., Term Loan, First Lien       B1        BB-           2.48%           05/31/14             886,500
                                                                                                            ----------------
                   INSURANCE BROKERS - 0.3%
        793,107    HealthCare Partners, LLC,
                     Term Loan                        Ba2        BBB-          2.23%           10/31/13             680,089
                                                                                                            ----------------
                   INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
        944,443    Intelsat Corp., Term Loan B-2-A     B1        BB-           3.93%           07/03/13             806,712
        944,156    Intelsat Corp., Term Loan B-2-B     B1        BB-           3.93%           07/03/13             806,467
        944,156    Intelsat Corp., Term Loan B-2-C     B1        BB-           3.93%           07/03/13             806,467
        116,756    Telesat Canada, U.S. Delayed Draw
                     Term Loan II                      B1        BB-           4.46%           10/31/14              99,170
      1,359,413    Telesat Canada, U.S. Term Loan I    B1        BB-        3.91%-5.20%        10/31/14           1,154,652
                                                                                                            ----------------
                                                                                                                  3,673,468
                                                                                                            ----------------


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 4


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   INTERNET RETAIL - 0.5%
 $    2,429,519    Sabre Holdings Corp., Term Loan     B1         B+        2.45%-3.17%        09/30/14         $ 1,154,629
                                                                                                            ----------------

                   INTERNET SOFTWARE & SERVICES - 1.6%
      4,705,136    SunGard Data Systems, Inc.,
                     Term Loan B                      Ba3         BB        2.20%-2.99%        02/28/14           3,936,632
                                                                                                            ----------------

                   INVESTMENT BANKING & BROKERAGE - 1.4%
      3,534,394    Ameritrade Holding
                     Corporation, Term Loan B         Baa3       BBB+          1.96%           12/31/12           3,305,542
                                                                                                            ----------------

                   IT CONSULTING & OTHER SERVICES - 3.4%
      2,052,951    Alion Science and Technology Corp.,
                     Term Loan                         B1         B+           9.50%           02/06/13           1,231,771
        543,364    Apptis (DE), Inc., Term Loan        B1         B+        3.73%-5.50%        12/20/12             353,187
      1,459,072    CACI International, Inc.,
                     Term Loan B                      Ba1         NR        1.95%-3.38%        05/03/11           1,362,409
        921,626    iPayment, Inc., Term Loan           B1         B         2.41%-3.47%        05/10/13             493,070
      1,044,950    Open Solutions, Inc., Term
                     Loan, First Lien                  B1        BB-           3.26%           01/23/14             564,273
      5,880,262    West Corporation, Term Loan B-2     B1        BB-        2.82%-2.85%        10/24/13           4,305,458
                                                                                                            ----------------
                                                                                                                  8,310,168
                                                                                                            ----------------
                   LEISURE FACILITIES - 2.2%
      3,390,058    Cedar Fair, L.P., Term Loan        Ba3        BB-           2.48%           08/30/12           2,787,265
        795,038    London Area and Waterfront
                     Finance, LLC, Term Loan A        NR(e)      NR(e)         4.69%           03/08/12             556,526
      2,113,822    Six Flags, Inc., Term Loan B        B2         B         2.73%-3.68%        04/30/15           1,514,404
        982,500    Town Sports International,
                     LLC, Term Loan B                 Ba2        BB-           2.25%           02/27/14             491,250
                                                                                                            ----------------
                                                                                                                  5,349,445
                                                                                                            ----------------
                   LEISURE PRODUCTS - 0.4%
      1,886,716    LodgeNet Entertainment
                     Corp., Term Loan                  B3         B-           3.46%           04/04/14           1,043,983
                                                                                                            ----------------

                   LIFE & HEALTH INSURANCE - 0.9%
        829,035    Conseco, Inc., Term Loan            B2        CCC           2.45%           10/10/13             464,259
        742,118    Multiplan Merger
                     Corporation, Term Loan            B1         B+           3.00%           04/12/13             608,536
        424,877    Multiplan Merger
                     Corporation, Term Loan C          B1         B+           3.00%           04/12/13             348,399
      1,243,687    Viant Holdings, Inc., Term Loan    Ba3         B+           3.71%           06/25/14             684,028
                                                                                                            ----------------
                                                                                                                  2,105,222
                                                                                                            ----------------
                   MANAGED HEALTH CARE - 2.9%
      1,188,075    IASIS Healthcare Corporation,
                     Delayed Draw Term Loan           Ba2         B+           2.41%           03/15/14           1,035,110
        318,412    IASIS Healthcare
                     Corporation, Synthetic
                     Letter of Credit                 Ba2         B+           2.40%           03/15/14             277,416
      3,433,416    IASIS Healthcare Corporation,
                     Term Loan                        Ba2         B+           2.41%           03/15/14           2,991,364
      2,913,965    Vanguard Health Systems,
                     Inc., Term Loan B                Ba3         B+        2.73%-3.71%        09/23/11           2,675,384
                                                                                                            ----------------
                                                                                                                  6,979,274
                                                                                                            ----------------
                   METAL & GLASS CONTAINERS - 2.6%
      7,181,250    Owens-Illinois Group, Inc.,
                     Term Loan B                      Baa3       BBB-          1.96%           06/14/13           6,337,453
                                                                                                            ----------------
                   MORTGAGE REITS - 1.0%
      3,080,000    LNR Property Corporation,
                     Initial Term Loan, Tranche B      B2         BB           3.92%           07/12/11           1,617,000
      1,870,000    LNR Property Corporation,
                     Term Loan, Tranche A-1            B2         BB           3.92%           07/12/09             810,333
                                                                                                            ----------------
                                                                                                                  2,427,333
                                                                                                            ----------------
                   MOVIES & ENTERTAINMENT - 7.5%
      4,753,000    AMC Entertainment, Inc.,
                     Term Loan                        Ba1        BB-           1.98%           01/26/13           4,182,640
         55,118    Deluxe Entertainment Services
                     Group, Inc., Credit
                     Linked Term Loan A               Ba3         B-           3.71%           05/11/13              33,071
      1,002,892    Deluxe Entertainment Services
                     Group, Inc., Term
                     Loan, Tranche B                  Ba3         B-        3.42%-3.71%        05/11/13             601,735
         98,191    Deluxe Entertainment Services
                     Group, Inc., Term
                     Loan, Tranche C                  Ba3         B-           3.71%           05/11/13              58,914
      3,927,532    Discovery Communications
                     Holding, LLC, Term Loan B       NR(e)      NR(e)          3.46%           05/14/14           3,560,029
      2,000,000    National CineMedia, LLC,
                     Term Loan B                       B1         B+           3.75%           02/13/15           1,635,000
      1,987,284    Regal Cinemas Corporation,
                     Term Loan B                      Ba2        BB-           5.21%           10/27/13           1,826,495


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   MOVIES & ENTERTAINMENT - (CONTINUED)
 $    1,496,250    TWCC Holding Corp., Term Loan B    Ba2         BB           7.25%           09/14/15         $ 1,427,423
      5,500,031    WMG Acquisition Corp., Term Loan   Ba3         BB        2.45%-3.26%        03/01/11           4,721,777
                                                                                                            ----------------
                                                                                                                 18,047,084
                                                                                                            ----------------
                   MULTI-UTILITIES - 1.4%
      2,510,638    KGEN, LLC, Synthetic Letter
                     of Credit                         B1         BB           3.25%           02/08/14           1,757,446
      2,467,374    KGEN, LLC, Term Loan B              B1         BB           3.25%           02/08/14           1,727,162
                                                                                                            ----------------
                                                                                                                  3,484,608
                                                                                                            ----------------
                   OFFICE REITS - 0.1%
      1,000,000    Tishman Speyer Real Estate D.C. Area
                     Portfolio, L.P., Term Loan        WR         B+           2.22%           12/27/12             350,000
                                                                                                            ----------------

                   OFFICE SERVICES & SUPPLIES - 2.0%
      2,820,794    Emdeon Business Services,
                     LLC, Term Loan, First Lien        B1        BB-           3.46%           11/16/13           2,425,883
      1,193,791    Pike Electric, Inc., Term
                     Loan B                          NR(e)      NR(e)          2.00%           07/01/12           1,086,349
      1,349,428    Pike Electric, Inc., Term
                     Loan C                          NR(e)      NR(e)          2.00%           12/10/12           1,227,980
                                                                                                            ----------------
                                                                                                                  4,740,212
                                                                                                            ----------------
                   OIL & GAS EQUIPMENT & SERVICES - 2.0%
      1,979,899    Hercules Offshore, Inc.,
                     Term Loan                        Ba3         BB           3.21%           07/11/13           1,388,405
      1,354,839    Targa Resources, Inc.,
                     Synthetic Letter of Credit       Ba3         B+           3.46%           10/31/12             970,065
      2,358,210    Targa Resources, Inc., Term Loan   Ba3         B+        3.46%-5.98%        10/31/12           1,688,478
        937,853    Volnay Acquisition Co. I,
                     Term Loan                        Ba1        BB+        2.91%-5.43%        01/12/14             808,898
                                                                                                            ----------------
                                                                                                                  4,855,846
                                                                                                            ----------------
                   OIL & GAS EXPLORATION & PRODUCTION - 0.8%
      2,216,136    ATP Oil & Gas Corporation,
                     Term Loan, Tranche B1             NR         NR           8.50%           07/15/14           1,211,489
        693,029    ATP Oil & Gas Corporation,
                     Term Loan, Tranche B2             NR         NR           8.50%           01/15/11             378,856
        992,087    SemCrude, L.P., Term Loan (h) (i)   WR         NR           5.75%           03/16/11             401,795
                                                                                                            ----------------
                                                                                                                  1,992,140
                                                                                                            ----------------
                   OIL & GAS REFINING & MARKETING - 1.8%
        108,101    Alon USA, Inc., Term Loan
                     (Edgington Facility)              B1         BB        2.73%-3.51%        06/22/13              41,619
        864,810    Alon USA, Inc., Term Loan
                     (Paramount Facility)              B1         BB        2.73%-3.51%        06/22/13             332,952
        114,943    Calumet Lubricants Co., L.P.,
                     Synthetic Letter of Credit        B1         B            5.28%           01/03/15              56,897
        862,265    Calumet Lubricants Co.,
                     L.P., Term Loan                   B1         B         4.46%-5.24%        01/03/15             426,821
      5,487,857    Western Refining Company,
                     L.P., Term Loan                   B3        BB-           8.25%           05/30/14           3,407,959
                                                                                                            ----------------
                                                                                                                  4,266,248
                                                                                                            ----------------
                   OIL & GAS STORAGE & TRANSPORTATION - 2.6%
      3,000,000    Energy Transfer Equity,
                     L.P., Term Loan B                Ba2         NR           2.99%           11/01/12           2,610,000
      3,960,000    Enterprise GP Holdings,
                     L.P., Term Loan B                Ba2        BB-        2.70%-3.65%        11/08/14           3,603,600
                                                                                                            ----------------
                                                                                                                  6,213,600
                                                                                                            ----------------
                   OTHER DIVERSIFIED FINANCIAL SERVICES - 2.4%
      6,356,326    Royalty Pharma Finance
                     Trust, Term Loan                 Baa2       BBB-          3.71%           04/16/13           5,847,820
                                                                                                            ----------------

                   PACKAGED FOODS & MEATS - 0.8%
        514,361    Michael Foods, Inc., Term
                     Loan B1                          Ba3        BB-        3.00%-3.33%        11/21/10             483,500
      1,476,203    Weight Watchers International,
                     Inc., Term Loan B                Ba1        BB+        2.00%-2.94%        01/26/14           1,339,654
                                                                                                            ----------------
                                                                                                                  1,823,154
                                                                                                            ----------------
                   PAPER PACKAGING - 4.2%
      1,977,436    Graham Packaging Holdings
                     Co., Term Loan B, First Lien      B1         B+        2.69%-6.31%        10/07/11           1,654,456
      3,792,509    Graphic Packaging International,
                     Inc., Term Loan B                Ba3        BB-        2.45%-3.44%        05/16/14           3,154,105
      1,935,000    Pregis Corporation, Term
                     Loan B-1                         Ba3        BB-           2.73%           10/12/12           1,451,250
        852,751    Smurfit-Stone Container
                     Enterprises, Inc., Canadian
                     Revolving Credit Facility (h)     WR         D         2.95%-4.25%        11/01/09             575,607
        516,062    Smurfit-Stone Container
                     Enterprises, Inc., Synthetic
                     Letter of Credit (h)              WR         D            3.51%           11/01/10             341,891
        587,292    Smurfit-Stone Container
                     Enterprises, Inc., Term
                     Loan B (h)                        WR         D         2.44%-4.25%        11/01/11             389,081
      1,106,950    Smurfit-Stone Container Enterprises,
                     Inc., Term Loan C (h)             WR         D         2.44%-2.50%        11/01/11             736,122


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 6


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   PAPER PACKAGING - (CONTINUED)
 $      334,679    Smurfit-Stone Container
                     Enterprises, Inc., Term
                     Loan C1 (h)                       WR         D            2.44%           11/01/11         $   222,562
      2,571,515    Smurfit-Stone Container
                     Enterprises, Inc., U.S.
                     Revolving Credit Facility (h)     WR         D         2.50%-4.25%        11/01/09           1,735,773
                                                                                                            ----------------
                                                                                                                 10,260,847
                                                                                                            ----------------
                   PAPER PRODUCTS - 1.1%
        985,000    Appleton Papers, Inc., Term
                     Loan B, First Lien               Ba3        BB-        2.99%-3.22%        06/05/13             719,050
      2,295,000    Domtar Corporation, Term Loan B    Baa3       BBB-          1.82%           03/07/14           1,922,063
                                                                                                            ----------------
                                                                                                                  2,641,113
                                                                                                            ----------------
                   PHARMACEUTICALS - 2.6%
      4,929,950    Cardinal Health 409, Inc.,
                     Dollar Term Loan                 Ba3        BB-           3.71%           04/10/14           2,908,670
      3,825,000    Graceway Pharmaceuticals,
                     LLC, Term Loan, First Lien       Ba3         BB           4.21%           05/03/12           2,495,813
        406,703    Stiefel Laboratories, Inc.,
                     Delayed Draw Term Loan            B1        BB-           3.41%           12/28/13             335,530
        531,727    Stiefel Laboratories, Inc.,
                     Initial Term Loan                 B1        BB-           3.41%           12/28/13             438,675
                                                                                                            ----------------
                                                                                                                  6,178,688
                                                                                                            ----------------
                   PUBLISHING - 5.7%
        155,647    Cenveo Corporation, Delayed
                     Draw Term Loan                   Ba2        BB+           3.28%           06/21/13              99,614
      4,163,143    Cenveo Corporation, Term Loan C    Ba2        BB+           3.28%           06/21/13           2,664,412
      1,494,565    GateHouse Media, Inc.,
                     Delayed Draw Term Loan B         Caa1       CCC+       2.45%-2.48%        08/28/14             361,809
      4,005,435    GateHouse Media, Inc.,
                     Initial Term Loan                Caa1       CCC+          2.48%           08/28/14             969,648
      9,800,000    Idearc, Inc., Term Loan B (j)       B3        CCC        2.48%-3.46%        11/17/14           3,417,750
      2,872,769    Media News Group, Inc.,
                     Term Loan B                      Caa2       CCC+          3.41%           12/30/10             383,035
      1,442,050    Media News Group, Inc.,
                     Term Loan C                      Caa2       CCC+          4.66%           08/02/13             216,308
        982,500    The Reader's Digest Association,
                     Inc., Term Loan B                Caa2       CCC        2.45%-4.21%        03/02/14             265,275
        722,042    RH Donnelley, Inc., Term
                     Loan D-1                          B1         B-           6.75%           06/30/11             397,123
      4,218,080    RH Donnelley, Inc., Term
                     Loan D-2                          B1         B-           6.75%           06/30/11           2,331,995
      6,912,500    Tribune Company, Term Loan
                     B (h) (i)                         WR         D            5.25%           05/19/14           1,801,570
        731,429    Tribune Company, Term Loan
                     X (h) (i)                         WR         D            5.00%           05/18/09             189,388
      1,000,000    Yell Group, PLC, Term Loan B1      Ba3        BB-           3.48%           10/27/12             621,250
                                                                                                            ----------------
                                                                                                                 13,719,177
                                                                                                            ----------------
                   REAL ESTATE DEVELOPMENT - 0.0%
        157,664    Shea Capital I, LLC, Term Loan B  NR(e)      NR(e)       3.72%-4.50%        10/27/11              74,102
                                                                                                            ----------------
                   RESIDENTIAL REITS - 0.0%
         87,500    Apartment Investment
                     Management Co., Term Loan        Ba1        BB+           1.95%           03/22/11              69,125
                                                                                                            ----------------
                   RETAIL REITS - 1.9%
      6,046,709    Capital Automotive, L.P.,
                     Term Loan                        Ba1         BB           2.17%           12/16/10           2,821,800
      1,394,737    General Growth Properties,
                     Inc., Term Loan A-1 (j)           Ca         C            1.70%           02/24/10             342,706
      1,975,000    The Macerich Partnership,
                     L.P., Term Loan                 NR(e)      NR(e)          2.00%           04/26/10           1,382,500
                                                                                                            ----------------
                                                                                                                  4,547,006
                                                                                                            ----------------
                   SEMICONDUCTORS - 1.4%
      8,251,679    Freescale Semiconductors,
                     Inc., Term Loan, First Lien       B1         B-           3.93%           12/01/13           3,565,905
                                                                                                            ----------------
                   SPECIALIZED CONSUMER SERVICES - 4.1%
        975,000    Acosta, Inc., Term Loan           NR(e)      NR(e)          2.73%           07/28/13             794,625
        970,155    Advantage Sales &
                     Marketing, Inc., Term Loan      NR(e)      NR(e)       2.45%-3.47%        03/29/13             761,572
      2,303,017    Affinion Group, Inc., Term
                     Loan B                           Ba2         BB        3.75%-3.96%        10/17/12           1,857,768
        256,221    ARAMARK Corporation, Prefunded
                     Synthetic Letter of Credit       Ba3         BB           3.90%           01/26/14             221,347
      4,034,490    ARAMARK Corporation, Term Loan     Ba3         BB           3.33%           01/26/14           3,485,351
      1,000,000    Asurion Corp., Term Loan,
                     First Lien                      NR(e)      NR(e)       3.45%-4.24%        07/03/14             744,375
        966,917    N.E.W. Holdings I, LLC,
                     Term Loan, First Lien           NR(e)      NR(e)       2.95%-4.69%        05/22/14             589,820
      1,964,693    Nielsen Finance, LLC,
                     Dollar Term Loan                 Ba3         B+           2.45%           08/09/13           1,541,465
                                                                                                            ----------------
                                                                                                                  9,996,323
                                                                                                            ----------------
                   SPECIALIZED FINANCE - 0.6%
      3,000,000    J.G. Wentworth, LLC, Term
                     Loan, First Lien                  Ca        CCC+          3.71%           04/04/14             270,000


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 7


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)


PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

                   SPECIALIZED FINANCE - (CONTINUED)
 $    5,179,166    Peach Holdings, Inc., Term Loan     B2         B         4.73%-5.71%        11/21/13        $  1,113,521
                                                                                                            ----------------
                                                                                                                  1,383,521
                                                                                                            ----------------
                   SPECIALTY CHEMICALS - 2.2%
      2,000,000    Celanese Holdings, LLC,
                     Synthetic Letter of Credit       Ba2        BB+           1.91%           04/02/14           1,627,222
      4,428,674    Celanese Holdings, LLC,
                     Term Loan, First Lien            Ba2        BB+           2.94%           04/02/14           3,603,218
                                                                                                            ----------------
                                                                                                                  5,230,440
                                                                                                            ----------------
                   SPECIALTY STORES - 2.3%
      1,191,313    Dollarama Group, L.P.,
                     Replacement Term Loan B          Ba1        BB-           2.92%           11/18/11           1,036,442
      4,035,589    Harbor Freight Tools USA,
                     Inc., Term Loan C               NR(e)      NR(e)          9.75%           02/12/13           2,522,243
      3,231,442    The Yankee Candle Company,
                     Inc., Term Loan                  Ba3        BB-        2.42%-3.47%        02/06/14           1,960,409
                                                                                                            ----------------
                                                                                                                  5,519,094
                                                                                                            ----------------
                   SYSTEMS SOFTWARE - 2.6%
      4,403,620    Dealer Computer Services,
                     Inc., Term Loan, First Lien      Ba2         BB           2.48%           10/26/12           2,862,353
      3,884,107    Intergraph Corporation,
                     Term Loan, First Lien            Ba3        BB-           3.26%           05/29/14           3,320,912
                                                                                                            ----------------
                                                                                                                  6,183,265
                                                                                                            ----------------
                   TECHNOLOGY DISTRIBUTORS - 1.3%
      1,976,333    H3C Holdings, Ltd., Term Loan B    Ba2         BB           6.70%           09/28/12           1,629,921
      3,487,558    Sensata Technologies Finance
                     Company, LLC, Term Loan,
                     First Lien                        B3         B         2.66%-2.93%        04/27/13           1,556,323
                                                                                                            ----------------
                                                                                                                  3,186,244
                                                                                                            ----------------
                   TRUCKING - 1.6%
        247,340    The Hertz Corporation, Prefunded
                     Synthetic Letter of Credit       Ba1        BB+           3.28%           12/21/12             162,626
      2,083,626    The Hertz Corporation, Term Loan   Ba1        BB+        2.20%-2.65%        12/21/12           1,369,984
      3,488,106    OshKosh Corporation, Term Loan B    B2         B+        2.20%-3.95%        12/06/13           2,441,674
                                                                                                            ----------------
                                                                                                                  3,974,284
                                                                                                            ----------------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.5%
      1,225,883    Clearwire Corporation, Delayed
                     Draw Term Loan, First Lien        B3         B+        7.77%-9.26%        07/03/12             711,012
        749,118    Clearwire Corporation, Term
                     Loan, First Lien                  B3         B+           8.75%           07/03/12             434,488
                                                                                                            ----------------
                                                                                                                  1,145,500
                                                                                                            ----------------
                   TOTAL SENIOR FLOATING-RATE LOAN INTERESTS (d)                                                384,766,766
                                                                                                            ----------------
                   (Cost $556,730,581)


 SENIOR FLOATING-RATE NOTES -  0.0%

                   ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
        650,000    NXP B.V.                           Caa1       CCC           3.84%           10/15/13             106,438
                                                                                                            ----------------
                   LEISURE FACILITIES - 0.0%
      1,225,000    HRP Myrtle Beach (h) (i)(k) (m)     WR         NR           7.37%           04/01/12                   0
                                                                                                            ----------------
                   TOTAL SENIOR FLOATING-RATE NOTES                                                                 106,438
                                                                                                            ----------------
                   (Cost $1,876,481)


 NOTES - 0.0%

                   HOMEBUILDING - 0.0%
        727,273    TOUSA, Inc.(Payment-In-Kind
                     Election Note) (h) (k) (l) (m)    NR         NR           14.75%          07/01/15                   0
                                                                                                            ----------------
                   TOTAL NOTES                                                                                            0
                                                                                                            ----------------
                   (Cost $436,364)


PREFERRED STOCKS - 0.0%

                   HOMEBUILDING - 0.0%
          4,273    TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind
                     Preferred Stock) (h)(i)(k)(m)                                                                        0
                                                                                                            ----------------
                   TOTAL PREFERRED STOCKS                                                                                 0
                                                                                                            ----------------
                   (Cost $2,563,636)


                                       See Notes to Quarterly Portfolio of Investments
                                                                                                              Page 8


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                             RATINGS (b)                           STATED
VALUE              DESCRIPTION                     MOODY'S      S&P          RATE           MATURITY (c)        VALUE
------------------ ----------------------------- ----------- --------- ------------------- --------------   ----------------

COMMON STOCKS AND RIGHTS - 0.0%

                   OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
            690    Atkins Nutritionals Holdings - Common Stock (m)                                                        0
            690    Atkins Nutritionals Holdings - Rights (m)                                                              0
                                                                                                            ----------------
                   TOTAL COMMON STOCKS AND RIGHTS                                                                         0
                                                                                                            ----------------
                   (Cost $36,260)


PRINCIPAL
AMOUNT             DESCRIPTION                                                                                  VALUE
----------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 2.5%
                   ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
 $    6,095,667    JPMorgan Federal Money Market Fund - 0.18% (n)                                               $ 6,095,667
                                                                                                            ----------------
                   TOTAL SHORT-TERM INVESTMENTS                                                                   6,095,667
                                                                                                            ----------------
                   (Cost $6,095,667)


                   TOTAL INVESTMENTS -  161.7%                                                                  390,968,871
                   (Cost $567,738,989) (o)

                   NET OTHER ASSETS AND LIABILITIES - (0.7)%                                                     (1,602,154)

                   LOAN OUTSTANDING - (27.9)%                                                                   (67,550,000)

                   AUCTION MARKET PREFERRED SHARES, AT LIQUIDATION VALUE
                   (INCLUDING ACCRUED DISTRIBUTIONS) - (33.1)%                                                  (80,041,116)

                                                                                                            ----------------
                   NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0%                                    $ 241,775,601
                                                                                                            ================


                                       See Notes to Quarterly Portfolio of Investments

                                                                                                      Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)


______________________________________________
       (a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.

       (b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

       (c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

       (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

       (e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

       (f) Represents commitment fee rate on unfunded loan commitments.

       (g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.

       (h) This borrower has filed for protection in federal bankruptcy court.

       (i) Non-income producing security.

       (j) This borrower has filed for protection in federal bankruptcy court subsequent to the date of this report.

       (k) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F in the Notes to Quarterly Portfolio of Investments).

       (l) This security is a Senior Subordinated
           Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and
           (ii). Interest is to be paid semi-annually;
           however, the issuer is in default and income is not being accrued.

       (m) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

       (n) Represents the daily interest rate in effect at February 28, 2009.

       (o) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,229 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $176,772,347.

        NR Not rated.

        WR Withdrawn rating.


---------------------------------------------------

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of February 28, 2009 is as follows (See Note 1A in the Notes to Quarterly Portfolio of Investments):


                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $   6,095,667
Level 2 - Other Significant Observable Inputs                      384,873,204
Level 3 - Significant Unobservable Inputs                                    -
                                                             -------------------
Total                                                            $ 390,968,871
                                                             ===================


         See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                      FEBRUARY 28, 2009 (UNAUDITED)


                  1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of June 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are as follows:

    o    Level 1 - quoted prices in active markets for identical securities
    o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                      FEBRUARY 28, 2009 (UNAUDITED)


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Portfolio of Investments.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. In the case of cash settlement, the seller will pay the difference between par and the market value of the securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of February 28, 2009, the Fund had no credit default swaps.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of February 28, 2009, the Fund had no open repurchase agreements.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 28, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $558,168 as of February 28, 2009. The Fund is obligated to fund these loan commitments at the borrower's discretion.

       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                      FEBRUARY 28, 2009 (UNAUDITED)


F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at February 28, 2009 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                % OF
                                                                                                NET ASSETS
                                                                                                APPLICABLE
                               ACQUISITION  PRINCIPAL     VALUE      CURRENT                    TO COMMON
SECURITY                       DATE         VALUE/SHARES  PER SHARE  CARRYING COST   VALUE      SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach               3/23/06      $1,225,000     $  0.00    $ 1,225,000   $  0.00        0.00%
TOUSA, Inc.-Notes              7/31/07(1)   $  727,273        0.00        436,364      0.00        0.00
TOUSA, Inc.-Preferred Stocks   7/31/07(1)        4,273        0.00      2,563,636      0.00        0.00
                                                                    ----------------------------------------
                                                                      $ 4,225,000   $  0.00        0.00%
                                                                    ========================================


(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund II
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
      ----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 27, 2009
      ----------------------------


* Print the name and title of each signing officer under his or her signature.